Provisions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions [Line Items]
Beginning of year	$ 908,782,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	17,541,000
Recognized in earnings	(503,000)
Provisions used during the period	(14,332,000)
Unwinding of discount	22,020,000
Effect of movements in exchange rates	(19,968,000)
End of period	913,540,000
Current	38,507,000	$ 19,619,000
Non-current	875,033,000	889,163,000
Outstanding letters of credit facility	1,474,155,000	1,470,435,000
Reclamation [Member]
Provisions [Line Items]
Beginning of year	899,261,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	17,541,000
Recognized in earnings	43,000
Provisions used during the period	(13,343,000)
Unwinding of discount	21,866,000
Effect of movements in exchange rates	(19,968,000)
End of period	905,400,000
Current	36,617,000
Non-current	868,783,000
Estimated total future decommissioning and reclamation costs	$ 1,051,746,000	1,037,302,000
Description of period, majority of expenditures will occur	2022
Outstanding letters of credit facility	$ 1,011,613,000	988,207,000
Reclamation [Member] | Uranium [Member]
Provisions [Line Items]
Beginning of year	645,219,000
Changes in estimates and discont rates [Abstract]
End of period	669,835,000
Reclamation [Member] | Fuel Services [Member]
Provisions [Line Items]
Beginning of year	254,042,000
Changes in estimates and discont rates [Abstract]
End of period	235,565,000
Waste Disposal [Member]
Provisions [Line Items]
Beginning of year	9,521,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	0
Recognized in earnings	(546,000)
Provisions used during the period	(989,000)
Unwinding of discount	154,000
Effect of movements in exchange rates	0
End of period	8,140,000
Current	1,890,000
Non-current	6,250,000
Estimated total future decommissioning and reclamation costs	$ 8,239,000	$ 14,930,000